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                      Seward & Kissel
                  One Battery Park Plaza
                 New York, New York 10105


                                July 1, 1998



Securities and Exchange Commission
450 Fifth Avenue, N.W.
Washington, D.C.  20549

         Re: Alliance Institutional Reserves, Inc.
            File Nos. 33-34001 and 811-06068
         _________________________________________


Dear Sirs:

         This letter is filed pursuant to Rule 497(j) under the Securities Act of 1933 and is certification that the Prospectuses and Statements of Additional Information with respect to the above referenced fund do not differ from those filed in the most recent post-effective amendment, the text of which was filed electronically.


                                Very truly yours,


                                /s/ William E. Schwartz




















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